MORTGAGE SERVICING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
MORTGAGE SERVICING RIGHTS
Summary of activity pertaining to mortgage servicing rights along with the aggregate activity in related valuation allowances

	Year Ended
	December 31,
	2012	2011
Balance, beginning	$651,409	$601,325
Mortgage servicing rights capitalized	446,539	228,211
Mortgage servicing rights amortized	(257,579)	(138,900)
Provision for loss in fair value	(28,586)	(39,227)

Balance, ending	$811,783	$651,409

Valuation allowances:

Balance, beginning	$205,038	$165,811
Additions	28,586	39,227

Balance, ending	$233,624	$205,038

Schedule of estimated future amortization expense on mortgage servicing rights
Year Ending December 31,	Amount
2013	$152,517
2014	142,557
2015	111,143
2016	71,093
2017	65,854
Thereafter	268,619

$811,783